Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 21, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015